Changes in capital accounts, textuals 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 [AtmProgramMember]	Dec. 31, 2013 [AtmProgramMember]	Jun. 30, 2014 [AtmProgramMember] [MaximumMember]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds					$ 40,000
Issuance of common stock, shares			1,092,596	2,859,603
Issuance of common stock, net of issuance costs	$ 4,652	$ 6,534	$ 4,652	$ 12,356